Commitments and Contingencies - Annual License Fee Commitments (Detail) (License Agreement [Member], USD $)	Dec. 31, 2014
License Agreement [Member]
2015	$ 96,808
2016	96,808
2017	96,808
2018	96,808
2019	96,808
Thereafter	665,555
Total minimum license payments	$ 1,149,595